Personnel costs (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Personnel Costs
The following table shows the breakdown of the personnel costs:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Wages and salaries	26,318	18,185	13,585
Share based payments	6,133	1,942	1,125
Social security contributions, pensions, and other employee benefits	4,959	3,238	2,124
Total	37,410	23,365	16,834

Summary of Detailed Information About Stock Options
The options changed as follows in fiscal year 2022 (Tranches 2019):

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2019 X
Options outstanding as of Jan. 1, 2022	93,800	20,000	12,500	53,000	26,600	7,000	6,000	12,350	5,000	—
Options granted	—	—	—	—	—	—	—	—	—	2,500
Options forfeited	300	—	5,100	—	8,600	1,000	—	1,500	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2022	93,500	20,000	7,400	53,000	18,000	6,000	6,000	10,850	5,000	2,500
Options exercisable as of Dec. 31, 2022	—	—	—	—	—	—	—	—	—	—
The options changed as follows in fiscal year 2022 (Tranches 2020 - 2022):

	Tranche 2020 I	Tranche 2021 I		Tranche 2022 I	Tranche Altan
Options outstanding as of Jan. 1, 2022	14,000	100,000		—	56,700
Options granted	—	—		108,000	—
Options forfeited	—	—		—	—
Options exercised	—	—		—	—
Options expired	—	40,000	5	—	56,700
Options outstanding as of Dec. 31, 2022	14,000	60,000		108,000	—
Options exercisable as of Dec. 31, 2022	—	—		—	—
5
Note: A total of 40,000 options from the 2021 I tranche were waived, which was compensated for by the granting of 33,000 new options from the 2022 I tranche.
The options changed as follows in fiscal year 2021:

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2021	107,100	20,000	14,550	53,000	26,600	13,500	14,000	—	—	—	—	56,700
Options granted	—	—	—	—	—	—	—	6,000	14,350	5,000	100,000	—
Options forfeited	13,300	—	2,050	—	—	6,500	—	—	2,000	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2021	93,800	20,000	12,500	53,000	26,600	7,000	14,000	6,000	12,350	5,000	100,000	56,700
Options exercisable as of Dec. 31, 2021	—	—	—	—	—	—	—	—	—	—	—	56,700
The options changed as follows in fiscal year 2020:

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2020	2,200	107,400	20,000	—	—	—	—	—	56,700
Options granted	—	—	—	19,850	53,000	26,600	13,500	14,000	—
Options Forfeited	2,200	300	—	5,300	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2020	—	107,100	20,000	14,550	53,000	26,600	13,500	14,000	56,700
Options exercisable as of Dec. 31, 2020	—	—	—	—	—	—	—	—	56,700

Summary of Measurement of Stock Option Plan Based On Monte Carlo Simulation
The measurement of the existing stock option plans was based on the Monte Carlo Simulation model or the Binomial model, considering the terms and conditions for the options. The table below shows the inputs used for the model as of December 31, 2022.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2019 X	Tranche 2021 I	Tranche 2022 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	68.97	71.15	70.31	37.31	71.15	32.90	25.00
Term in years	7	7	7	7	7	7	7	7	7	7	7	7	9	1.74
Remaining term in years	3.75	4.00	4.25	4.50	4.75	5.00	4.75	5.25	5.50	5.75	6.50	5.50	8.75	0
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	64.20	80.20	64.80	27.55	80.20	19.76	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	36.67	36.90	37.56	38.46	36.90	35.31	51.31
Risk-free interest rate (in %)	-0.74	-0.39	-0.62	-0.60	-0.65	-0.69	-0.65	-0.53	-0.40	-0.40	1.12	-0.40	2.02	-0.82
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	14.18	25.17	16.28	5.72	25.17	1.97 – 2.01	20.40
The table below shows the inputs used for the model as of December 31, 2021.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	68.97	71.15	70.31	71.15	25.00
Term in years	7	7	7	7	7	7	7	7	7	7	7	1.74
Remaining term in years	4.75	5.00	5.25	5.50	5.75	6.00	5.75	6.25	6.5	6.75	6.5	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	64.20	80.20	64.80	80.20	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	36.67	36.90	37.56	36.90	51.31
Risk-free interest rate (in %)	-0.74	-0.39	-0.62	-0.60	-0.65	-0.69	-0.65	-0.53	-0.40	-0.40	-0.40	-0.82
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	14.18	25.17	16.28	25.17	20.40
The table below shows the inputs used for the model as of December 31, 2020.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	25.00
Term in years	7	7	7	7	7	7	7	1.74
Remaining term in years	5.75	6.00	6.25	6.50	6.75	7.00	6.75	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	51.31
Risk-free interest rate (in %)	-0.74	-0.39	-0.62	-0.60	-0.65	-0.69	-0.65	-0.82
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	20.40

Summary of Detailed Information Of Restricted Stock Units Under RSU Plan
The RSUs developed as follows in the financial year 2022:

	Tranche 2021 I	Tranche 2021 II	Tranche 2022 I	Tranche 2022 II	Tranche 2022 III	Tranche 2022 IV
RSUs outstanding as of Jan. 1, 2022	67,773	32,423	—	—	—	—
RSUs granted	—	—	26,430	28,518	50,342	13,261
RSUs forfeited	13,536	3,748	2,055	87	1,537	—
RSUs exercised	16,149	—	—	—	—	—
RSUs expired	—	—	—	—	—	—
RSUs outstanding as of Dec. 31, 2022	37,887	28,675	24,375	28,431	48,805	13,261
RSUs exercisable as of Dec. 31, 2022	—	—	—	—	—	—
The RSUs developed as follows in the financial year 2021:

	Tranche 2021 I	Tranche 2021 II
RSUs outstanding as of Jan. 1, 2021	—	—
RSUs granted	68,631	32,476
RSUs forfeited	858	53
RSUs exercised	—	—
RSUs expired	—	—
RSUs outstanding as of Dec. 31, 2021	67,773	32,423
RSUs exercisable as of Dec. 31, 2021	—	—

Summary of Measurement of Restricted Stock Unit Plan Based On Binomial Model
The valuation of the present RSU program was performed using a binomial model considering the option terms. The table below shows the input parameters of the model as grant date as of December 31, 2022.

	Tranche 2021 I	Tranche 2021 II	Tranche 2022 I	Tranche 2022 II	Tranche 2022 III	Tranche 2022 IV
Exercise price (in €)	0.00	0.00	0.00	0.00	0.00	0.00
Term in years	4.77	4.52	5.26	5.02	4.77	4.52
Remaining term in years	3.27	3.27	4.27	4.27	4.27	4.27
Share price as of the valuation date (in €)	80.60	62.90	46.35	40.65	26.75	19.76
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	39.83	39.75	38.89	39.14	39.54	45.59
Risk-free interest rate (in %)	-0.60	-0.62	-0.45	0.37	0.87	1.92
RSU-value (in €)	80.60	62.90	46.35	40.65	26.75	19.76
The table below shows the input parameters of the model as grant date as of December 31, 2021.

	Tranche 2021 I	Tranche 2021 II
Exercise price (in €)	0.00	0.00
Term in years	4.77	4.52
Remaining term in years	4.27	4.27
Share price as of the valuation date (in €)	80.60	62.90
Expected dividend yield (in %)	0.00	0.00
Expected volatility (in %)	39.83	39.75
Risk-free interest rate (in %)	-0.60	-0.62
RSU-value (in €)	80.60	62.90